Share capital, Treasury Shares and Capital Reserve and Share-Based Payment Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury Shares [Abstract]
Treasury shares (in shares)	9,639,056	2,626,651	2,793,797
Capital Reserve [Abstract]
Contributed surplus	$ 0	$ 537,112
Common Shares [Member]
Capital Reserve [Abstract]
Contributed surplus	$ 537,100
Share-based Payment Reserve [Member] | RSU [member]
Share-Based Payment Reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	462,356
Share-based Payment Reserve [Member] | Common Shares [Member] | LTIP 2023 [Member]
Share-Based Payment Reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	1,849,428
Share-based Payment Reserve [Member] | Common Shares [Member] | LTIP 2024 [Member]
Share-Based Payment Reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	2,032,414